2012 Separation Transaction (Tables)	12 Months Ended
Sep. 27, 2013
Extraordinary and Unusual Items [Abstract]
Summary of components of Separation Charges incurred within continuing operations and discontinued operations
The components of the Separation Charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Year Ended September 27, 2013			For the Year Ended September 28, 2012
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Loss on extinguishment of debt (See Note 10)	$—	$—	$—	$453	$—	$453
Professional fees	5	1	6	—	191	191
Non-cash impairment charges	—	—	—	23	—	23
Information technology related costs	10	—	10	—	30	30
Employee compensation costs	3	1	4	74	17	91
Marketing costs	40	—	40	3	5	8
Interest expense	—	—	—	—	3	3
Other costs	11	(10)	1	8	32	40
Total Pre-Tax Separation Charges	69	(8)	61	561	278	839
Tax-related separation charges	22	—	22	266	(2)	264
Tax benefit on Pre-Tax Separation Charges	(13)	—	(13)	(5)	(5)	(10)
Total Separation Charges, net of tax benefit	$78	$(8)	$70	$822	$271	$1,093

Summary of Separation Charges were classified in continuing operations within the entity's consolidated Statement of Operations
Separation Charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012
Selling, general and administrative expenses ("SG&A")	$61	$4
Separation costs	8	71
Restructuring, asset impairment and divestiture charges (gains), net	—	33
Other expense, net	—	453
Total	$69	$561